Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Or Notional Amounts Of Guarantees) (Details) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 151,107		¥ 163,529
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	122		130
Liabilities Of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	4,437		4,931
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	141,253	[1]	152,663	[1]
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,961		2,213
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,334		¥ 3,592

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.